SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Oct. 31, 2016
SHAREHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Average Exercise Price Per Share
			Aggregate Intrinsic Value
	Shares

Options Outstanding at October 31, 2014	493,991	$18.00
Exercised	(4,000)	$2.58
Forfeited	(123,791)	$14.71
Options Outstanding at October 31, 2015	366,200	$17.86
Exercised	(11,080)	$2.58
Forfeited	(129,520)	$17.72
Options Outstanding and Exercisable at October 31, 2016	225,600	$18.69	$142,470
		Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

	Shares

Options Outstanding at October 31, 2014	728,561	$5.75
Granted	60,400	$2.91
Exercised	(13,334)	$2.58
Forfeited	(249,355)	$6.24
Options Outstanding at October 31, 2015	526,272	$3.33
Granted	557,000	$2.92
Exercised	(2,400)	$4.25
Options Outstanding at October 31, 2016	1,080,872	$3.12	$3,569,079
Options Exercisable at October 31, 2016	659,439	$3.16	$2,126,338

2003 Share Plan [Member]
SHAREHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
		Weighted Average Remaining Contractual Life (in years)
			Weighted Average Exercise Price
Range of Exercise Prices	Number Outstanding

$ 1.79 - $ 7.75	41,200	1.77	$2.91
$14.75 - $17.50	50,400.43		$16.98
$20.50 - $23.00	94,000.83		$22.04
$29.25	40,000.81		$29.25

2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
		Weighted Average Remaining Contractual Life (in years)			Weighted Average Remaining Contractual Life (in years)

			Weighted Average Exercise Price			Weighted Average Exercise Price
Range of Exercise Prices	Number Outstanding			Number Exercisable

$2.58 - $9.25	1,080,872	7.71	$3.12	659,439	6.71	$3.16

Stock Options Not Granted Under 2003 Share Plan Or 2010 Share Plan [Member]
SHAREHOLDERS' EQUITY (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

	Shares

Options Outstanding at October 31, 2014, 2015 and 2016	1,780,000	$2.70
Options Outstanding and exercisable at October 31, 2016	1,780,000	$2.70	$6,494,275

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
		Weighted Average Remaining Contractual Life (in years)
			Weighted Average Exercise Price
Range of Exercise Prices	Number Outstanding

$ 2.58 - $ 5.56	1,780,000	5.76	$2.70